Segment Information - Schedule of Revenues by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 246,053	$ 229,650	$ 174,346
Inactivated hepatitis vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	57,953	63,426	37,851
Influenza vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	19,145	2,028	13,544
Enterovirus 71 vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	149,223	162,537	121,284
Mumps Vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 19,732	$ 1,659	$ 1,667